Taxes on Income - Schedule of Composition of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense (income)
Current year
Deferred tax expense (income)
Creation and reversal of temporary differences	(130)
Income tax benefit	$ (130)